Discontinued Operations - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Nov. 30, 2013 USD ($)	Nov. 30, 2013 AUD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2013 AUD
Discontinued Operations And Disposal Groups [Abstract]
Sale of Inova shares to Shanxi, per share					0.22
Proceeds from sale of Inova shares to Shanxi	$ 83,200,000	90,100,000
Savage-contingent payment			$ 83,151,000	$ 13,000,000